UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04587

                 ----------------------------------------------

                         UBS Financial Sector Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2003

Item 1. Reports to Stockholders.

[LOGO] UBS Global Asset
           Management


UBS Financial Sector Fund
Semiannual Report
September 30, 2003

UBS Financial Sector Fund

Portfolio of Investments -- September 30, 2003 (unaudited)

Common Stocks--100.02%
Security Description           Shares      Value       Security Description            Shares      Value
==================================================     ===================================================
Banks-37.75%                                           Banks-(concluded)
AmSouth Bancorp                29,800     $632,356     Regions Financial Corp.         18,300     $626,775
--------------------------------------------------     ---------------------------------------------------
Astoria Financial Corp.         3,600      111,240     Roslyn Bancorp, Inc.             5,800      136,184
--------------------------------------------------     ---------------------------------------------------
BancorpSouth, Inc.              8,000      175,200     SouthTrust Corp.                24,200      711,238
--------------------------------------------------     ---------------------------------------------------
Bank of America Corp.         101,400    7,913,256     Sovereign Bancorp, Inc.          8,600      159,530
--------------------------------------------------     ---------------------------------------------------
Bank of New York                                       SunTrust Banks, Inc.            19,100    1,153,067
   Co., Inc.                   55,400    1,612,694     ---------------------------------------------------
--------------------------------------------------     Synovus Financial Corp.         33,200      829,668
Bank One Corp.                 78,400    3,030,160     ---------------------------------------------------
--------------------------------------------------     TCF Financial Corp.              5,300      254,135
BB&T Corp.                     44,003    1,580,148     ---------------------------------------------------
--------------------------------------------------     U.S. Bancorp                    51,641    3,637,868
Charter One Financial, Inc.    20,584      629,870     ---------------------------------------------------
--------------------------------------------------     Union Planters Corp.            18,000      569,520
City National Corp.             3,200      163,072     ---------------------------------------------------
--------------------------------------------------     UnionBanCal Corp.                4,100      203,360
Colonial BancGroup, Inc.       11,000      158,840     ---------------------------------------------------
--------------------------------------------------     Valley National Bancorp          3,045       84,773
Comerica, Inc.                 16,300      759,580     ---------------------------------------------------
--------------------------------------------------     Wachovia Corp.                  82,400    3,394,056
Commerce Bancorp, Inc.          2,100      100,611     ---------------------------------------------------
--------------------------------------------------     Washington Federal, Inc.         6,918      174,403
Commerce Bancshares, Inc.       6,389      279,519     ---------------------------------------------------
--------------------------------------------------     Washington Mutual, Inc.         77,225    3,040,348
Compass Bancshares, Inc.       12,600      435,708     ---------------------------------------------------
--------------------------------------------------     Webster Financial Corp.          4,400      175,472
Cullen/Frost Bankers, Inc.      3,200      119,136     ---------------------------------------------------
--------------------------------------------------     Wells Fargo & Co.               20,500    6,205,750
Fifth Third Bancorp            44,452    2,465,752     ---------------------------------------------------
--------------------------------------------------     Whitney Holding Corp.            3,100      105,400
First Midwest Bancorp, Inc.     2,800       83,188     ---------------------------------------------------
--------------------------------------------------     Zions Bancorp                    5,900      329,515
First Tennessee National                               ---------------------------------------------------
   Corp.                       11,300      479,798                                              53,143,374
--------------------------------------------------     ===================================================
FirstMerit Corp.                9,400      232,556     Commercial Services & Supplies-4.00%
--------------------------------------------------     Automatic Data
FleetBoston Financial                                     Processing, Inc.             40,800    1,462,680
   Corp.                       77,716    2,343,137     ---------------------------------------------------
--------------------------------------------------     BISYS Group, Inc.*               4,500       59,175
Golden West Financial                                  ---------------------------------------------------
   Corp.                        7,000      626,570     Certegy, Inc.                    3,550      113,991
--------------------------------------------------     ---------------------------------------------------
GreenPoint Financial                                   Concord EFS, Inc.*              11,400      155,838
   Corp.                       12,650      377,729     ---------------------------------------------------
--------------------------------------------------     Deluxe Corp.                     6,900      276,966
Hibernia Corp., Class A        11,500      232,990     ---------------------------------------------------
--------------------------------------------------     DST Systems, Inc.*               4,700      176,720
Huntington Bancshares, Inc.    15,700      310,703     ---------------------------------------------------
--------------------------------------------------     Equifax, Inc.                   10,300      229,381
IndyMac Bancorp, Inc.           3,700       85,729     ---------------------------------------------------
--------------------------------------------------     First Data Corp.                40,900    1,634,364
KeyCorp                        34,200      874,494     ---------------------------------------------------
--------------------------------------------------     Fiserv, Inc.*                    3,300      119,559
M&T Bank Corp.                  4,300      375,390     ---------------------------------------------------
--------------------------------------------------     H&R Block, Inc.                  7,900      340,885
Marshall & Ilsley Corp.        15,800      498,016     ---------------------------------------------------
--------------------------------------------------     Paychex, Inc.                   28,200      956,826
Mellon Financial Corp.         25,300      762,542     ---------------------------------------------------
--------------------------------------------------     Total System Services, Inc.      4,100      108,035
National City Corp.            43,100    1,269,726     ---------------------------------------------------
--------------------------------------------------                                               5,634,420
National Commerce                                      ===================================================
   Financial Corp.             12,400      308,512     Diversified Financials-35.09%
--------------------------------------------------     Allied Capital Corp. (1)         3,900       95,901
North Fork Bancorp, Inc.        2,000       69,500     ---------------------------------------------------
--------------------------------------------------     American Express Co.            80,900    3,645,354
Northern Trust Corp.           18,400      780,896     ---------------------------------------------------
--------------------------------------------------     Bear Stearns Co., Inc.           7,900      590,920
Old National Bancorp            4,903      109,582     ---------------------------------------------------
--------------------------------------------------     Capital One Financial
PNC Financial Services                                    Corp.                        17,500      998,200
   Group                       23,400    1,113,372     ---------------------------------------------------
--------------------------------------------------     Charles Schwab Corp.            55,600      662,196
Popular, Inc.                   6,300      250,740     ---------------------------------------------------
--------------------------------------------------     Citigroup, Inc.                 88,180   13,115,072
                                                       ---------------------------------------------------

--------------------------------------------------------------------------------

UBS Financial Sector Fund

Portfolio of Investments -- September 30, 2003 (unaudited)

Security Description          Shares      Value       Security Description          Shares      Value
=================================================     =================================================
Diversified Financials-(concluded)                    Insurance-(concluded)
Countrywide Credit                                    Jefferson-Pilot Corp.         16,350     $725,613
   Industries, Inc.            9,500     $743,660     -------------------------------------------------
-------------------------------------------------     John Hancock Financial
Federal Home Loan                                        Services, Inc.             23,700      801,060
   Mortgage Corp.             52,300    2,737,905     -------------------------------------------------
-------------------------------------------------     Lincoln National Corp.        15,200      537,776
Federal National                                      -------------------------------------------------
   Mortgage Association       72,400    5,082,480     Loews Corp.                    6,100      246,257
-------------------------------------------------     -------------------------------------------------
Franklin Resources, Inc.      12,500      552,625     Marsh & McLennan
-------------------------------------------------        Cos., Inc.                 44,600    2,123,406
Goldman Sachs Group, Inc.     16,300    1,367,570     -------------------------------------------------
-------------------------------------------------     MBIA, Inc.                    14,400      791,568
J.P. Morgan Chase & Co.      142,870    4,904,727     -------------------------------------------------
-------------------------------------------------     MetLife, Inc.                 45,600    1,279,080
Janus Capital Group, Inc.     15,200      212,344     -------------------------------------------------
-------------------------------------------------     MGIC Investment Corp.         10,500      546,735
Labranche & Co., Inc.          3,600       52,560     -------------------------------------------------
-------------------------------------------------     Nationwide Financial
Legg Mason, Inc.               5,500      397,100        Services, Inc., Class A     4,800      150,432
-------------------------------------------------     -------------------------------------------------
Lehman Brothers                                       Old Republic
   Holdings, Inc.             19,400    1,340,152        International Corp.         5,100      168,759
-------------------------------------------------     -------------------------------------------------
MBNA Corp.                    98,750    2,251,500     PMI Group, Inc.               13,000      438,750
-------------------------------------------------     -------------------------------------------------
Merrill Lynch & Co., Inc.     63,900    3,420,567     Progressive Corp.             12,800      884,608
-------------------------------------------------     -------------------------------------------------
Morgan Stanley & Co.          72,200    3,643,212     Protective Life Corp.          6,400      191,040
-------------------------------------------------     -------------------------------------------------
Neuberger Berman, Inc.         4,800      200,976     Prudential Financial, Inc.    31,100    1,161,896
-------------------------------------------------     -------------------------------------------------
Principal Financial                                   Radian Group, Inc.             5,800      257,520
   Group, Inc.                12,700      393,573     -------------------------------------------------
-------------------------------------------------     SAFECO Corp.                   2,500       88,150
SEI Investments Co.            1,900       61,750     -------------------------------------------------
-------------------------------------------------     St. Paul Cos., Inc.           16,300      603,589
SLM Corp.                     31,800    1,238,928     -------------------------------------------------
-------------------------------------------------     Torchmark Corp.                9,600      390,144
State Street Corp.            26,000    1,170,000     -------------------------------------------------
-------------------------------------------------     Travelers Property Casualty
T. Rowe Price Group, Inc.     12,800      528,128        Corp., Class B             51,573      818,979
-------------------------------------------------     -------------------------------------------------
                                       49,407,400     Unum Provident Corp.          21,200      313,124
=================================================     -------------------------------------------------
Health Care Providers & Services-0.41%                                                       28,574,814
CIGNA Corp.                   13,000      580,450     =================================================
=================================================     IT Consulting & Services-0.28%
Insurance-20.30%                                      SunGard Data
AFLAC, Inc.                   41,800    1,350,140        Systems, Inc.*             14,700      386,757
-------------------------------------------------     =================================================
Allstate Corp.                52,200    1,906,866     Real Estate-2.04%
-------------------------------------------------     Annaly Mortgage
AMBAC Financial                                          Management, Inc.            4,100       67,322
   Group, Inc.                 7,300      467,200     -------------------------------------------------
-------------------------------------------------     Avalonbay
American International                                   Communities, Inc.           2,100       98,280
   Group, Inc.               158,800    9,162,760     -------------------------------------------------
-------------------------------------------------     Duke Realty Corp.             11,100      324,120
AON Corp.                     21,000      437,850     -------------------------------------------------
-------------------------------------------------     Equity Office
Chubb Corp.                   13,700      888,856        Properties Trust           26,800      737,804
-------------------------------------------------     -------------------------------------------------
Cincinnati Financial Corp.     6,100      243,756     Equity Residential
-------------------------------------------------        Properties Trust           22,100      647,088
CNA Financial Corp.*           1,900       39,938     -------------------------------------------------
-------------------------------------------------     Host Marriott Corp.*          15,500      166,315
First American Corp.           4,200      104,580     -------------------------------------------------
-------------------------------------------------     iStar Financial, Inc.          3,800      148,010
Gallagher Arthur J. & Co.      7,900      223,412     -------------------------------------------------
-------------------------------------------------     Kimco Realty Corp.             4,400      180,268
Hartford Financial                                    -------------------------------------------------
   Services Group, Inc.       21,400    1,126,282     Liberty Property Trust         2,000       73,960
-------------------------------------------------     -------------------------------------------------
HCC Insurance                                         Public Storage, Inc.           2,700      105,921
   Holdings, Inc.              3,600      104,688     -------------------------------------------------
-------------------------------------------------

--------------------------------------------------------------------------------
2

UBS Financial Sector Fund

Portfolio of Investments -- September 30, 2003 (unaudited)

Security Description      Shares       Value       Security Description      Shares       Value
==============================================     ==============================================
Real Estate-(concluded)                            Software-(concluded)
Rouse Co.                 2,000        $83,400     Jack Henry &
----------------------------------------------        Associates, Inc.       4,600        $79,994
Vornado Realty Trust      5,000        240,200     ----------------------------------------------
----------------------------------------------                                            215,602
                                     2,872,688     ==============================================
==============================================     Total Common Stocks
Software-0.15%                                        (cost--$126,973,082)            140,815,505
Fair, Issac & Co., Inc.   2,300        135,608     ==============================================
----------------------------------------------

Number
  of
Shares                                        Maturity   Interest
(000)                                           Date       Rate
================================================================================
Investments of Cash Collateral From Securities Loaned-0.07%
--------------------------------------------------------------------------------
Money Market Funds-0.07%
--------------------------------------------------------------------------------
   99          UBS Private Money Market Fund LLC
                  (cost--$98,800)             10/1/2003   1.031%+        98,800
--------------------------------------------------------------------------------
Total Investments (cost--$127,071,882)--100.09%                     140,914,305
================================================================================
Liabilities in excess of other assets--(0.09)%                         (130,270)
--------------------------------------------------------------------------------
Net Assets--100.00%                                                $140,784,035
--------------------------------------------------------------------------------
*   Non-Income producing security.
(1) Security, or a portion thereof, was on loan at September 30, 2003.
+   Interest rate shown reflects yield at September 30, 2003.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS Financial Sector Fund

Statement of Assets and Liabilities -- September 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost--$127,071,882)*          $140,914,305
-------------------------------------------------------------------------------
Receivable for investments sold                                         541,005
-------------------------------------------------------------------------------
Dividends receivable                                                    235,988
-------------------------------------------------------------------------------
Other assets                                                             31,302
-------------------------------------------------------------------------------
Total assets                                                        141,722,600
-------------------------------------------------------------------------------
Liabilities:
Payable for cash collateral for securities loaned                        98,800
-------------------------------------------------------------------------------
Payable for fund shares repurchased                                     537,534
-------------------------------------------------------------------------------
Payable to affiliates                                                   142,743
-------------------------------------------------------------------------------
Payable to custodian                                                     25,607
-------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  133,881
-------------------------------------------------------------------------------
Total liabilities                                                       938,565
-------------------------------------------------------------------------------
Net Assets:
Capital stock of $0.001 par value outstanding                       130,830,651
-------------------------------------------------------------------------------
Accumulated undistributed net investment income                         775,638
-------------------------------------------------------------------------------
Accumulated net realized losses from investment transactions         (4,664,677)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                           13,842,423
-------------------------------------------------------------------------------
Net assets                                                         $140,784,035
===============================================================================
*Includes $93,442 of investments in securities on loan, at value.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
4

UBS Financial Sector Fund

Statement of Assets and Liabilities -- September 30, 2003 (unaudited)

Class A:
Net assets                                                           $88,191,549
--------------------------------------------------------------------------------
Shares outstanding                                                     3,481,595
--------------------------------------------------------------------------------
Net asset value per share                                                 $25.33
--------------------------------------------------------------------------------
Maximum offering price per share
 (net asset value plus sales charge of 5.50% of offering price)           $26.80
--------------------------------------------------------------------------------
Class B:
Net assets                                                           $33,139,599
--------------------------------------------------------------------------------
Shares outstanding                                                     1,390,124
--------------------------------------------------------------------------------
Net asset value and offering price per share                              $23.84
--------------------------------------------------------------------------------
Class C:
Net assets                                                           $18,492,361
--------------------------------------------------------------------------------
Shares outstanding                                                       776,958
--------------------------------------------------------------------------------
Net asset value per share                                                 $23.80
--------------------------------------------------------------------------------
Maximum offering price per share
 (net asset value plus sales charge of 1.00% of offering price)           $24.04
--------------------------------------------------------------------------------
Class Y:
Net assets                                                              $960,526
--------------------------------------------------------------------------------
Shares outstanding                                                        37,734
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share            $25.46
================================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS Financial Sector Fund

Statement of Operations

                                                                For the Six
                                                                Months Ended
                                                             September 30, 2003
                                                                (unaudited)
===============================================================================
Investment income:
Dividends (net of foreign withholding tax of $343)                   $1,698,522
-------------------------------------------------------------------------------
Interest                                                                    180
-------------------------------------------------------------------------------
                                                                      1,698,702
-------------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                             502,609
-------------------------------------------------------------------------------
Service fees--Class A                                                   108,047
-------------------------------------------------------------------------------
Service and distribution fees--Class B                                  186,738
-------------------------------------------------------------------------------
Service and distribution fees--Class C                                   94,037
-------------------------------------------------------------------------------
Transfer agency and related services fees                               120,670
-------------------------------------------------------------------------------
Custody and accounting                                                   43,081
-------------------------------------------------------------------------------
Reports and notices to shareholders                                      35,734
-------------------------------------------------------------------------------
State registration fees                                                  28,374
-------------------------------------------------------------------------------
Professional fees                                                        28,016
-------------------------------------------------------------------------------
Insurance expense                                                         2,090
-------------------------------------------------------------------------------
Directors' fees                                                           1,291
-------------------------------------------------------------------------------
Other expenses                                                           15,792
-------------------------------------------------------------------------------
                                                                      1,166,479
-------------------------------------------------------------------------------
Net investment income                                                   532,223
-------------------------------------------------------------------------------
Realized and unrealized gains/losses from investment activities:
Net realized loss from investment transactions                         (224,188)
-------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investment     26,959,954
-------------------------------------------------------------------------------
Net realized and unrealized gains from investment transactions       26,735,766
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $27,267,989
===============================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
6

UBS Financial Sector Fund

Statement of Changes in Net Assets

                                                                      For the Six
                                                                     Months Ended         For the
                                                                  September 30, 2003     Year Ended
                                                                      (unaudited)      March 31, 2003
=====================================================================================================
From operations:
Net investment income                                                    $532,223           $813,290
-----------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                         (224,188)        (2,909,413)
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                                        26,959,954        (39,990,021)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        27,267,989        (42,086,144)
-----------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income--Class A                                                 --           (816,980)
-----------------------------------------------------------------------------------------------------
Net investment income--Class B                                                 --            (32,599)
-----------------------------------------------------------------------------------------------------
Net investment income--Class C                                                 --            (10,757)
-----------------------------------------------------------------------------------------------------
Net investment income--Class Y                                                 --            (11,587)
-----------------------------------------------------------------------------------------------------
                                                                               --           (871,923)
-----------------------------------------------------------------------------------------------------
From capital stock transactions:
Net proceeds from the sale of shares                                    4,183,197          5,155,791
-----------------------------------------------------------------------------------------------------
Cost of shares repurchased                                            (18,332,130)       (38,986,147)
-----------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                             --            764,812
-----------------------------------------------------------------------------------------------------
Net decrease in net assets from capital stock transactions            (14,148,933)       (33,065,544)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  13,119,056        (76,023,611)
-----------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                   127,664,979        203,688,590
-----------------------------------------------------------------------------------------------------
End of period (including accumulated undistributed net
 investment income of $775,638 and $243,415, respectively)           $140,784,035       $127,664,979
=====================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS Financial Sector Fund

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS Financial Sector Fund Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund was incorporated in the state of Maryland on February 13, 1986.

The Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Fund, or by DSI International Management, Inc. ("DSI"); DSI is an indirect wholly owned asset management subsidiary of UBS Global AM. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not


--------------------------------------------------------------------------------
8

UBS Financial Sector Fund

Notes to Financial Statements (unaudited)

available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Fund's Board determines that this does not represent fair value.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, cost and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.


--------------------------------------------------------------------------------

UBS Financial Sector Fund

Notes to Financial Statements (unaudited)

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The Fund invests primarily in equity securities of financial services companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of the Fund's investments. In addition, the Fund's ability to invest in foreign equity securities also entail special risks.

Investment Advisor and Administrator

The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. UBS Global AM pays DSI to serve as the Fund's sub-advisor. UBS Global AM (not the Fund) pays DSI a fee, accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. At September 30, 2003, the Fund owed UBS Global AM $81,585 in investment advisory and administration fees.

For the six months ended September 30, 2003, the Fund did not pay any brokerage commissions to any affiliated broker-dealer for transactions executed on behalf of the Fund.

Distribution Plans

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 2003, the Fund owed UBS Global AM $61,087 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent


--------------------------------------------------------------------------------
10

UBS Financial Sector Fund

Notes to Financial Statements (unaudited)

deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended September 30, 2003, it earned $30,401 in sales charges.

Transfer Agency and Related Services Fees

UBS Financial Services Inc. provided certain transfer agency and related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. UBS Global AM currently provides such transfer agency services.

For the year ended September 30, 2003, UBS Financial Services, Inc. received from PFPC, not the Fund, approximately 49% of the total transfer agency and related services fees paid by the Fund to PFPC.

Securities Lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and UBS Securities LLC, indirect wholly owned subsidiaries of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended September 30, 2003, the Fund earned $1,429 for lending securities. The Fund's lending agent was UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities LLC), which earned $481 in compensation from the Fund for the six months ended September 30, 2003. At September 30, 2003, the Fund owed UBS Securities LLC $71 in compensation as the Fund's lending agent.

Bank Line of Credit

The Fund participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund had agreed to pay a commitment fee, pro


--------------------------------------------------------------------------------

UBS Financial Sector Fund

Notes to Financial Statements (unaudited)

rata, based on the relative asset size of the funds in the Facility. Interest would be charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended September 30, 2003, the Fund did not borrow under the Facility. For the six months ended September 30, 2003, the Fund paid a commitment fee of $970 to UBS AG.

Federal Tax Status

For federal income tax purposes, at September 30, 2003, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of
value over cost)                                                    $22,034,941
--------------------------------------------------------------------------------
Gross depreciation (investments having an excess of
cost over value)                                                     (8,192,518)
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                          $13,842,423
================================================================================

For the six months ended September 30, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $2,416,109 and $14,975,561, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended March 31, 2003 was ordinary income.

The components of accumulated earnings on a tax basis will be calculated at the Fund's fiscal year end.

In accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $2,015,582 arising after October 31, 2002. Such losses are treated for tax purposes as arising on April 1, 2003.

Subsequent Event

On October 29, 2003, the shareholders of the Fund voted and approved the merger of UBS Financial Sector Fund into UBS U.S. Value Equity Fund. UBS U.S. Value Equity Fund will acquire the net assets of the UBS Financial Sector Fund as of the close of business on November 7, 2003 in a tax-free exchange for shares of UBS U.S. Value Equity Fund.


--------------------------------------------------------------------------------
12

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--------------------------------------------------------------------------------

UBS Financial Sector Fund

Notes to Financial Statements (unaudited)

Capital Stock

There are 300 million shares of $0.001 par value common stock authorized for the Fund. Transactions in common stock were as follows:

                                    Class A                     Class B
For the Six Months Ended   --------------------------  ------------------------
September 30, 2003:         Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------
Shares sold                 151,571      $3,851,787      10,816        $246,375
-------------------------------------------------------------------------------
Shares repurchased         (478,758)    (11,812,001)   (198,703)     (4,589,079)
-------------------------------------------------------------------------------
Shares converted from
 Class B to Class A         260,484       6,361,645    (276,206)     (6,361,645)
-------------------------------------------------------------------------------
Net decrease                (66,703)    $(1,598,569)   (464,093)   $(10,704,349)
-------------------------------------------------------------------------------
For the Year Ended
March 31, 2003:
-------------------------------------------------------------------------------
Shares sold                 177,400      $3,940,566      41,646        $906,335
-------------------------------------------------------------------------------
Shares repurchased         (789,175)    (18,066,794)   (620,935)    (13,541,214)
-------------------------------------------------------------------------------
Shares converted from
 Class B to Class A          54,196       1,168,397     (57,285)     (1,168,397)
-------------------------------------------------------------------------------
Dividends reinvested         31,898         713,871       1,387          29,419
-------------------------------------------------------------------------------
Net decrease               (525,681)   $(12,243,960)   (635,187)   $(13,773,857)
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14

UBS Financial Sector Fund

Notes to Financial Statements (unaudited)


        Class C                  Class Y
-----------------------    --------------------
  Shares       Amount       Shares     Amount
-----------------------------------------------
   3,480        $80,818        172       $4,217
-----------------------------------------------
 (75,447)    (1,754,135)    (7,157)    (176,915)
-----------------------------------------------

      --             --         --           --
-----------------------------------------------
 (71,967)   $(1,673,317)    (6,985)   $(172,698)
-----------------------------------------------

-----------------------------------------------
  12,789       $294,084        622      $14,806
-----------------------------------------------
(310,578)    (6,837,068)   (23,024)    (541,071)
-----------------------------------------------

      --             --         --           --
-----------------------------------------------
     476         10,085        509       11,437
-----------------------------------------------
(297,313)   $(6,532,899)   (21,893)   $(514,828)
-----------------------------------------------


--------------------------------------------------------------------------------

UBS Financial Sector Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                           Class A
                                    ===============================================================================
                                        For the Six
                                        Months Ended                     For the Years Ended March 31,
                                     September 30, 2003 ===========================================================
                                        (unaudited)         2003         2002        2001#       2000         1999
===================================================================================================================
Net asset value,
 beginning of period                      $20.77           $26.90       $26.42      $26.68      $30.24       $33.56
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)@               0.13             0.20         0.17        0.11        0.10         0.33
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) from
 investments@                               4.43            (6.11)        0.98        4.11       (2.79)       (2.96)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
 investment operations                      4.56            (5.91)        1.15        4.22       (2.69)       (2.63)
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                       --            (0.22)       (0.06)         --       (0.08)       (0.28)
-------------------------------------------------------------------------------------------------------------------
Distributions from net realized
 gains from invesment
 transactions                                 --               --        (0.61)      (4.48)      (0.79)       (0.41)
-------------------------------------------------------------------------------------------------------------------
Total dividends and distributions             --            (0.22)       (0.67)      (4.48)      (0.87)       (0.69)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                            $25.33           $20.77       $26.90      $26.42      $26.68       $30.24
===================================================================================================================
Total investment return(1)                 21.95%          (22.02)%       4.55%      14.79%      (8.88)%      (7.81)%
===================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's)        $88,191          $73,698     $109,600    $121,562    $126,334     $204,433
-------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 net of waivers from advisor(2)             1.30%*           1.36%        1.21%       1.23%       1.23%        1.17%
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
 average net assets, net of
 waivers from advisor(2)                    1.07%*           0.87%        0.65%       0.40%       0.35%        1.07%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             2%               4%          26%        107%        122%          59%
===================================================================================================================

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) During the years ended March 31, 2002 and March 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@   Calculated using the average monthly shares outstanding for the period.

# Effective February 8, 2001, DSI International Management, Inc. assumed day-to-day portfolio management responsibilities.


--------------------------------------------------------------------------------
16

UBS Financial Sector Fund

Financial Highlights

                                   Class B
==============================================================================
    For the Six
    Months Ended                    For the Years Ended March 31,
 September 30, 2003   ========================================================
    (unaudited)         2003        2002        2001#       2000         1999
==============================================================================

       $19.63          $25.40      $25.12      $25.73      $29.35       $32.62
------------------------------------------------------------------------------
         0.02            0.01       (0.04)      (0.12)      (0.12)        0.09
------------------------------------------------------------------------------


         4.19           (5.76)       0.93        3.99       (2.71)       (2.87)
------------------------------------------------------------------------------

         4.21           (5.75)       0.89        3.87       (2.83)       (2.78)
------------------------------------------------------------------------------

           --           (0.02)         --          --          --        (0.08)
------------------------------------------------------------------------------


           --              --       (0.61)      (4.48)      (0.79)       (0.41)
------------------------------------------------------------------------------
           --           (0.02)      (0.61)      (4.48)      (0.79)       (0.49)
------------------------------------------------------------------------------

       $23.84          $19.63      $25.40      $25.12      $25.73       $29.35
==============================================================================
        21.45%         (22.66)%      3.72%      13.95%      (9.63)%      (8.51)%
==============================================================================

      $33,140         $36,400     $63,237     $79,557     $91,643     $195,392
------------------------------------------------------------------------------

         2.15%*          2.17%       2.02%       2.04%       2.02%        1.94%
------------------------------------------------------------------------------


         0.21%*          0.05%      (0.15)%     (0.42)%     (0.44)%       0.29%
------------------------------------------------------------------------------
            2%              4%         26%        107%        122%          59%
==============================================================================


--------------------------------------------------------------------------------

UBS Financial Sector Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                         Class C
                                    =============================================================================
                                        For the Six
                                        Months Ended                   For the Years Ended March 31,
                                     September 30, 2003 =========================================================
                                        (unaudited)         2003        2002       2001#       2000        1999
=================================================================================================================
Net asset value,
 beginning of period                       $19.59          $25.35      $25.06     $25.68      $29.28      $32.56
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)@                0.03            0.01       (0.03)     (0.11)      (0.12)       0.08
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gains (losses) from
 investments@                                4.18           (5.76)       0.93       3.97       (2.69)      (2.86)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
 investment operations                       4.21           (5.75)       0.90       3.86       (2.81)      (2.78)
----------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                        --           (0.01)         --         --          --       (0.09)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized
 gains from invesment
 transactions                                  --              --       (0.61)     (4.48)      (0.79)      (0.41)
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions              --           (0.01)      (0.61)     (4.48)      (0.79)      (0.50)
----------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                             $23.80          $19.59      $25.35     $25.06      $25.68      $29.28
================================================================================================================
Total investment return(1)                  21.49%         (22.68)%      3.77%     13.94%      (9.59)%     (8.50)%
================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (000's)         $18,492         $16,634     $29,053    $33,710     $38,282     $78,670
----------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 net of waivers from advisor(2)              2.11%*          2.14%       2.00%      2.03%       2.01%       1.94%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
 average net assets, net of
 waivers from advisor(2)                     0.26%*          0.07%      (0.14)%    (0.41)%     (0.43)%      0.27%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover                              2%              4%         26%       107%        122%         59%
================================================================================================================

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) During the years ended March 31, 2002 and March 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@   Calculated using the average monthly shares outstanding for the period.

# Effective February 8, 2001, DSI International Management, Inc. assumed day-to-day portfolio management responsibilities.


--------------------------------------------------------------------------------
18

UBS Financial Sector Fund

Financial Highlights

                             Class Y
======================================================================
    For the Six
    Months Ended                For the Years Ended March 31,
 September 30, 2003   ================================================
    (unaudited)        2003       2002      2001#     2000       1999
======================================================================

       $20.86         $27.01     $26.50    $26.67    $30.23     $33.56
----------------------------------------------------------------------
         0.14           0.23       0.21      0.18      0.17       0.34
----------------------------------------------------------------------


         4.46          (6.14)      0.99      4.13     (2.82)     (2.89)
----------------------------------------------------------------------

         4.60          (5.91)      1.20      4.31     (2.65)     (2.55)
----------------------------------------------------------------------

           --          (0.24)     (0.08)       --     (0.12)     (0.37)
----------------------------------------------------------------------


           --             --      (0.61)    (4.48)    (0.79)     (0.41)
----------------------------------------------------------------------
           --          (0.24)     (0.69)    (4.48)    (0.91)     (0.78)
----------------------------------------------------------------------

       $25.46         $20.86     $27.01    $26.50    $26.67     $30.23
======================================================================
        22.05%        (21.96)%     4.73%    15.15%    (8.76)%    (7.57)%
======================================================================

         $961           $933     $1,799    $2,387    $2,502     $5,292
----------------------------------------------------------------------

         1.23%*         1.25%      1.09%     1.00%     1.00%      0.90%
----------------------------------------------------------------------


         1.14%*         0.96%      0.78%     0.63%     0.58%      1.22%
----------------------------------------------------------------------
            2%             4%        26%      107%      122%        59%
======================================================================


--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)


--------------------------------------------------------------------------------
20

Directors

Brian M. Storms                         Richard R. Burt
Chairman
                                        Meyer Feldberg
Margo N. Alexander
                                        Carl W. Schafer
Richard Q. Armstrong
                                        William D. White
David J. Beaubien

Principal Officers

Joseph A. Varnas                        John J. Holmgren
President                               Vice President

Amy R. Doberman                         John J. Holmgren, Jr.
Vice President and Secretary            Vice President

Paul H. Schubert                        W. Douglas Beck
Vice President and Treasurer            Vice President

Investment Advisor,
Administrator and Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


Sub-Advisor

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS                                                     ________________
                                                              |   Presorted    |
                                                              |    Standard    |
       UBS Global Asset Management                            |  U.S. Postage  |
       51 West 52nd Street                                    |      PAID      |
       New York, New York 10019-6114                          | Smithtown, NY  |
                                                              |   Permit 700   |
                                                              |________________|

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. [Reserved by SEC for future use. ]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed - End Management Investment Companies.

Not applicable to the registrant.


Item 8. [Reserved by SEC for future use. ]


Item 9. Controls and Procedures.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS financial sector fund Inc.

By:    /s/ Joseph A. Varnas
       ---------------------
       Joseph A. Varnas
       President

Date:  December 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       ---------------------
       Joseph A. Varnas
       President

Date:  December 8, 2003

By:    /s/ Paul H. Schubert
       ---------------------
       Paul H. Schubert
       Treasurer

Date:  December 8, 2003